Submission	Oct. 22, 2025
Submission [Line Items]
Central Index Key	0002033522
Registrant Name	IWAC Holding Co Inc.
Registration File Number	333-289035
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A